Forum Real Estate Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Units/ Shares		Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS - EQUITY — 3.8%
	REAL ESTATE COMMON EQUITY — 1.7%
40	CRIMSON DEVCO, LLC(a),(b),(c)	N/A	N/A	$1,000,000
	REAL ESTATE PREFERRED EQUITY — 2.1%
16	CRIMSON PE PP, LLC(a),(b)	13.0000: Cash: 7.0000; PIK: 6.0000	07/01/23	371,099
883,578	IOTA Multifamily Development(a),(b)	12.2500: Cash 6.0000; PIK: 6.2500	04/01/25	850,797
				1,221,896
	TOTAL PRIVATE INVESTMENTS - EQUITY
	(Cost $2,208,076)			2,221,896

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS - MEZZANINE LOANS — 38.2%
145,248	Advantis MCA FV, LLC(a),(b),(d),(e)	Cash: 1-Month Term SOFR +11.90%; 1-Month Term SOFR floor 1.53%	16.7600	07/22/25	145,248
83,293	Advantis MCA Harbor, LLC(a),(b),(d),(e)	Cash: 1-Month Term SOFR +11.90%; 1-Month Term SOFR floor 3.48%	16.7600	04/18/25	83,293
8,000,000	Bruckner Mezzanine Loan(a),(b),(e)	Cash: LIBOR+10%; LIBOR floor 1.65%	14.6730	03/31/24	8,000,000
2,156,348	FCREIF Nimbus Everett(a),(b),(f),(g)	Cash: 6%, PIK: 6%	12.0000	08/31/23	2,149,016
2,299,105	FCREIF Van Ness(a),(b),(g),(h)	Cash: 5%, PIK : 7.5%	12.5000	07/23/24	2,249,215
1,520,000	Lexington So Totowa, LLC(a),(b),(e)	Cash: 1-Month Term SOFR + 11.25%	16.0534	12/31/23	1,520,000
4,487,578	Royal Urban Renewal, LLC(a),(b),(g)	Cash: 6.5%, PIK: 5.5%	12.0000	10/01/24	4,396,929
3,022,777	Trent Development - Kerf Apartments Loan(a),(b),(g)	Cash: 6%, PIK: 6%	12.0000	09/23/24	3,005,245
642,131	West University Gainesville Mezz, LLC(a),(b),(d),(e)	SOFR30A + 10.35%; SOFRA30A floor 0.25%	15.2000	12/03/24	642,131
	TOTAL PRIVATE INVESTMENTS - MEZZANINE LOANS
	(Cost $22,346,481)				22,191,077
	COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS") — 74.5%
	AGENCY CMBS — 13.8%
2,512,201	FREMF 2019-KF70 Mortgage Trust(e),(i),(j)	1-Month USD Libor + 6.000%	10.6694	09/25/29	2,443,083
1,000,000	Multifamily Connecticut Avenue Securities Trust 2019-01(e),(i)	1-Month USD Libor + 5.500%	10.3453	10/25/49	930,646
1,500,000	Multifamily Connecticut Avenue Securities Trust 2019-01(e),(i)	1-Month USD Libor + 8.750%	13.5953	10/25/49	1,383,720
3,500,000	Multifamily Connecticut Avenue Securities Trust 2020-01(e),(i)	1-Month USD Libor + 7.500%	12.3453	03/25/50	3,229,107
					7,986,556
	NON-AGENCY CMBS — 60.7%
8,540,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ(e),(i)	N/A	0.2545	08/14/34	72,060
16,800,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ(e),(i)	N/A	0.7583	08/14/34	412,175
53,463,635	BBCMS Trust 2015-VFM(e),(i)	N/A	0.2951	03/12/36	348,142
5,000,000	BPR Trust 2022-OANA(e),(i),(j)	1-Month Term SOFR + 3.695%	8.5221	04/15/37	4,698,280
1,020,000	BX Commercial Mortgage Trust 2019-XL(e),(i)	1-Month Term SOFR + 2.764%	7.5916	10/15/36	976,708
3,936,548	BX Commercial Mortgage Trust 2021-SOAR(e),(i),(j)	1-Month USD Libor + 3.750%	8.4350	06/15/38	3,629,824

Forum Real Estate Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited) (Continued)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY CMBS (Continued)
1,500,000	BX Trust 2021-ARIA(e),(i)	1-Month USD Libor + 3.142%	7.8261	10/15/36	$1,325,882
1,500,000	CSMC 2020-TMIC(e),(i),(j)	1-Month USD Libor + 7.000%	11.9340	12/15/35	1,476,433
3,950,605	CSMC 2021-WEHO(e),(i),(j)	1-Month USD Libor + 3.9693%	8.6543	04/15/23	3,950,813
5,800,000	DBCCRE 2014-ARCP Mortgage Trust(e),(i)	N/A	4.9345	01/10/34	5,266,151
100,000	DBCCRE 2014-ARCP Mortgage Trust(e),(i)	N/A	4.9345	01/10/34	95,081
3,807,150	Extended Stay America Trust 2021-ESH(e),(i),(j)	1-Month USD Libor + 3.700%	8.3850	07/15/38	3,585,204
1,950,000	MBRT 2019-MBR(e),(i)	1-Month USD Libor + 5.300%	9.9840	11/15/36	1,886,847
3,988,152	Med Trust 2021-MDLN(e),(i),(j)	1-Month USD Libor + 5.250%	9.9350	11/15/38	3,657,187
1,000,000	TPI RE-REMIC Trust 2022-FRR1(i),(k)	N/A	0.0000	07/25/46	952,321
3,407,000	VASA Trust 2021-VASA(e),(i)	1-Month USD Libor + 3.900%	8.5840	07/15/39	2,802,884
354,000	Worldwide Plaza Trust 2017-WWP(e),(i)	N/A	3.5955	11/10/36	105,192
					35,241,184
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $45,574,113)				43,227,740

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.0%
	MONEY MARKET FUNDS — 8.0%
4,637,473	Fidelity Treasury Portfolio - Institutional Class, 4.64%(l)	4,637,473
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,637,473)	4,637,473
	TOTAL INVESTMENTS — 124.5%
	(Cost $74,766,143)	$72,278,186
	LIABILITIES IN EXCESS OF OTHER ASSETS – (24.5)%	(14,243,336)
	TOTAL NET ASSETS – 100.0%	$58,034,850

Principal Amount ($)		Interest Rate (%)	Maturity	Fair Value
	REVERSE REPURCHASE AGREEMENTS — (24.3)%
(3,357,000)	Lucid Management Reverse Repo BPR Trust	6.1335	04/13/23	(3,357,000)
(1,004,000)	Lucid Management Reverse Repo CMSC 2020	6.0690	04/13/23	(1,004,000)
(1,738,000)	Lucid Management Reverse Repo ESA Trust	6.1690	04/13/23	(1,738,000)
(2,121,000)	Royal Bank Canada Reverse Repo BX Mtg. Trust	6.7600	06/20/23	(2,121,000)
(2,180,000)	Royal Bank Canada Reverse Repo CMSC 2021	6.6100	04/27/23	(2,180,000)
(1,490,000)	Royal Bank Canada Reverse Repo FREMF Mtg. Trust	6.7900	05/10/23	(1,490,000)
(2,188,000)	Royal Bank Canada Reverse Repo Med Trust	6.6900	05/10/23	(2,188,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds $(14,078,000))			$(14,078,000)

LLC – Limited Liability Company
PIK – Payment In Kind
SOFR – Secured Overnight Financing Rate
LIBOR – London Inter-Bank Offered Rate
SOFR30A – United States 30 Day Average SOFR Secured Overnight Financing Rate
REMIC – Real Estate Mortgage Investment Conduit

(a) Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 42.0% of Net Assets. The total value of these securities is $24,412,973.  Please refer to Restricted Securities in the Notes to the Schedule of Investments.

Forum Real Estate Income Fund

SUMMARY OF INVESTMENTS (Continued)

As of March 31, 2023 (Unaudited)

(b) The value of this security has been determined in good faith under policies adopted by the Board of Trustees. Level 3 securities fair valued under procedures established by the Board of Trustees, represents 42.0% of Net Assets. The total value of these securities is $24,412,973.
(c) Non-income producing security.
(d) Cash portion of interest is included in principal of loans.
(e) Variable or floating rate security, the interest of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate on March 31, 2023.
(f) The Fund's ownership of this investment is through a wholly owned subsidiary, FCREIF Nimbus Everett, LLC.
(g) Interest on loans funded from interest reserve.
(h) The Fund's ownership of this investment is through a wholly owned subsidiary, FCREIF Van Ness SFO, LLC.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $43,227,740, which represents 74.5% of total net assets of the Fund.
(j) All or a portion of this security has been pledged as collateral for securities sold under agreement to repurchase. Total market value of underlying collateral for open reverse repurchase agreements at March 31, 2023 was $20,435,664.
(k) Zero-coupon bond purchased at a discount.
(l) Rate disclosed is the seven-day effective yield as of March 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Forum Real Estate Income Fund

Notes to the Schedule of Investments

March 31, 2023 (Unaudited)

RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of March 31, 2023, the Fund invested in the following restricted securities:

	Original Acquisition Date	Principal / Units	Cost	Value	Unfunded Commitments	% of Net Assets
Advantis MCA FV, LLC	7/22/2023	145,248	$145,250	$145,248	$1,089,655	0.2%
Advantis MCA Harbor, LLC	10/18/2023	83,293	73,293	83,293	1,059,504	0.1%
Bruckner Mezzanine Loan	8/2/2021	8,000,000	8,000,000	8,000,000	-	13.8%
CRIMSON Devco, LLC	12/17/2021	40	1,000,000	1,000,000	-	1.7%
CRIMSON PE PP, LLC	9/15/2021	16	328,280	371,099	-	0.6%
FCREIF Nimbus Everett	8/31/2021	2,156,348	2,156,348	2,149,016	25,819	3.7%
FCREIF Van Ness	10/13/2021	2,299,105	2,299,105	2,249,215	74,739	3.9%
IOTA Multifamily Development	3/31/2022	883,578	879,796	850,797	74,295	1.5%
Lexington So Totowa, LLC	5/20/2022	1,520,000	1,520,000	1,520,000	-	2.6%
Royal Urban Renewal, LLC	9/29/2021	4,487,578	4,487,577	4,396,929	182,200	7.6%
Trent Development - Kerf Apartments Loan	9/23/2021	3,022,777	3,022,777	3,005,245	104,005	5.2%
West University Gainesville Mezz, LLC	5/18/2022	642,131	642,131	642,131	580,362	1.1%
		23,240,114	$24,554,557	$24,412,973	$3,190,579	42.0%